The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 67.8%
	AGGREGATE BOND — 24.8%
20,471	Eaton Vance Short Duration Income ETF	$1,053,104
29,125	Eaton Vance Total Return Bond ETF	1,499,938
13,011	JPMorgan International Bond Opportunities ETF	633,636
3,170	Neuberger Berman Short Duration Income ETF	162,253
19,758	Nuveen Enhanced Yield U.S. Aggregate Bond ETF	418,573
1,060	PGIM Ultra Short Bond ETF	52,565
19,238	Vanguard Intermediate-Term Bond ETF	1,498,256
		5,318,325
	BROAD MARKET — 0.4%
470	Vanguard U.S. Momentum Factor ETF	89,888
	CONVERTIBLE — 11.0%
24,047	iShares Convertible Bond ETF	2,368,629
	CORPORATE — 15.9%
15,382	iShares 10+ Year Investment Grade Corporate Bond ETF	776,022
8,902	iShares High Yield Systematic Bond ETF	421,510
13,143	iShares Investment Grade Systematic Bond ETF	600,109
2,233	VanEck IG Floating Rate ETF	56,897
15,348	Vanguard Intermediate-Term Corporate Bond ETF	1,285,395
6,305	Xtrackers High Beta High Yield Bond ETF	265,809
		3,405,742
	EMERGING MARKETS — 0.3%
541	Avantis Emerging Markets Equity ETF	41,668
877	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	32,434
		74,102
	ENERGY — 0.0%
100	Global X Uranium ETF	4,273
	GLOBAL — 0.8%
1,636	Affinity World Leaders Equity ETF	58,209
360	State Street SPDR Global Dow ETF	60,012
437	Vanguard Total World Stock ETF	61,643
		179,864
	GOVERNMENT — 6.5%
6,849	iShares 10-20 Year Treasury Bond ETF	696,338
7,227	iShares 7-10 Year Treasury Bond ETF	694,948
		1,391,286
	HIGH YIELD BOND — 1.4%
6,448	Pacer Aristotle Pacific Floating Rate High Income ETF	303,926

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 0.7%
1,039	Invesco Dorsey Wright Developed Markets Momentum ETF	$50,893
671	Invesco S&P International Developed Momentum ETF	37,288
628	iShares International Small-Cap Equity Factor ETF	26,049
690	iShares MSCI International Value Factor ETF	26,255
		140,485
	LARGE-CAP — 3.6%
1,505	Fidelity High Dividend ETF	85,318
488	Invesco S&P 100 Equal Weight ETF	57,662
2,127	Schwab Fundamental U.S. Large Co. ETF	57,876
218	Vanguard Growth ETF	106,353
210	Vanguard Large-Cap ETF	66,108
264	Vanguard Mega Cap ETF	66,309
160	Vanguard Mega Cap Growth ETF	66,043
151	Vanguard S&P 500 ETF	94,697
1,203	WisdomTree U.S. LargeCap Fund	85,245
921	WisdomTree U.S. Value Fund	85,929
		771,540
	MID-CAP — 0.3%
578	VictoryShares U.S. Small Mid Cap Value Momentum ETF	52,775
	OECD COUNTRIES — 0.1%
299	Fidelity Enhanced International ETF	10,937
	PRECIOUS METALS — 0.2%
389	abrdn Physical Silver Shares ETF*	26,312
263	iShares Gold Trust*	21,348
		47,660
	SMALL-CAP — 0.8%
796	iShares U.S. Small-Cap Equity Factor ETF	59,604
375	Janus Henderson Small Cap Growth Alpha ETF	27,587
384	Vanguard Russell 2000 Growth	90,620
		177,811
	TECHNOLOGY — 0.0%
2	Vanguard Information Technology ETF	1,508
	THEMATIC — 1.0%
1,090	First Trust U.S. Equity Opportunities ETF	178,313
43	Global X Artificial Intelligence & Technology ETF	2,187
353	Global X U.S. Electrification ETF	10,258
267	Global X U.S. Infrastructure Development ETF	12,760

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	THEMATIC (Continued)
129	iShares Bitcoin Trust ETF*	$6,405
		209,923
	Total Exchange-Traded Funds
	(Cost $14,251,466)	14,548,674
	MUTUAL FUNDS — 31.2%
	AGGREGATE BOND — 7.8%
59,432	Allspring Core Plus Bond Fund - Class R6	673,958
55,666	Vanguard Core Bond Fund, Admiral Shares	1,011,442
		1,685,400
	BLEND BROAD MARKET — 0.4%
2,922	DFA U.S. Vector Equity Portfolio - Class Institutional	89,901
	BLEND LARGE CAP — 0.3%
1,471	DFA U.S. Large Co. Portfolio - Class Institutional	66,804
	BLEND MID CAP — 0.4%
2,329	Vanguard Strategic Equity Fund - Class Investor	87,368
	BLEND SMALL CAP — 0.3%
1,354	Vanguard Strategic Small-Cap Equity Fund - Class Investor	57,369
	EMERGING MARKETS BOND — 9.3%
119,994	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	896,357
43,871	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,093,263
		1,989,620
	FOREIGN AGGREGATE BOND — 5.8%
110,401	Dodge & Cox Global Bond Fund - Class I	1,242,014
	FOREIGN BLEND — 0.3%
1,600	Dimensional Global Equity Portfolio - Class Institutional	63,438
	FOREIGN GROWTH — 0.1%
1,312	Vanguard International Explorer Fund - Class Investor	26,379
	FOREIGN VALUE — 0.2%
880	DFA International Small Cap Value Portfolio - Class Institutional	27,261
970	DFA International Value Portfolio - Class Institutional	27,723
		54,984
	GENERAL CORPORATE BOND — 1.4%
32,610	T Rowe Price Institutional Floating Rate Fund - Class Institutional	307,187

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH BROAD MARKET — 0.6%
1,759	New Perspective Fund - Class R-6	$124,315
	GROWTH LARGE CAP — 0.6%
1,626	Nuveen Large Cap Growth Index Fund - Class R6	123,531
	HIGH YIELD BOND — 3.4%
72,983	American High-Income Trust - Class F-3	723,989
	VALUE MID CAP — 0.3%
1,548	DFA U.S. Targeted Value Portfolio - Class Institutional	57,241
	Total Mutual Funds
	(Cost $6,511,492)	6,699,540
	MONEY MARKET FUNDS — 1.0%
4,359	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.69%[1]	4,359
199,825	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.40%[1]	199,825
	Money Market Funds
	(Cost $204,184)	204,184
	TOTAL INVESTMENTS — 100.0%
	(Cost $20,967,142)	21,452,398
	Liabilities in Excess of Other Assets — (0.0)%	(1,100)
	TOTAL NET ASSETS — 100.0%	$21,451,298

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2025.